Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments - at fair value:
Total investments	$ 1,696,168,778	$ 1,621,592,006
Receivables:
Notes receivable from participants	3,925,283	3,821,914
Total receivables	3,925,283	3,821,914
NET ASSETS AVAILABLE FOR BENEFITS	1,700,094,061	1,625,413,920
Participant Directed Investments | Berkshire B ESOP Fund - Stock
Investments - at fair value:
Total investments	615,234,016	615,066,467
Participant Directed Investments | Other
Investments - at fair value:
Total investments	$ 1,080,934,762	$ 1,006,525,539